Trade payables and others	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Trade payables and others	Trade payables and others
This line item is analyzed as follows:

	December 31,
(in thousands of euro)	2022	2023	2024
Suppliers (excluding payables related to capital expenditures)	13,656	8,561	7,923
Tax and employee-related payables	5,978	7,021	6,962
Other payables (1)	1,260	1,436	1,122
Trade payables and others excluding payables related to capital expenditures	20,894	17,018	16,007
Payables related to capital expenditures	17	—	—
Payables and others	20,911	17,018	16,007
(1) As of December 31, 2022, 2023 and 2024, this amount mainly includes the liability relating to the payment of the guarantee fees on the two State Guaranteed Loans obtained from Société Générale and BNP Paribas in 2021. The cost of the guarantee is spread out until the end of the repayment of said loans, i.e., December 31, 2027 (see note 9).
The book value of trade payables and others is considered to be a reasonable approximation of their fair value.